CONSOLIDATED STATEMENT OF INCOME (CAD) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues
Natural Gas Pipelines	4,497	4,264	4,244
Oil Pipelines	1,124	1,039	827
Energy	3,176	2,704	2,768
Total Revenues	8,797	8,007	7,839
Income from Equity Investments (Note 8)	597	257	415
Operating and Other Expenses
Plant operating costs and other	2,674	2,577	2,358
Commodity purchases resold	1,317	1,049	991
Property taxes	445	434	410
Depreciation and amortization	1,485	1,375	1,328
Total Operating and Other Expenses	5,921	5,435	5,087
Financial Charges/(Income)
Interest expense (Note 15)	985	976	937
Interest income and other	(34)	(85)	(55)
Total Financial Charges/(Income)	951	891	882
Income before Income Taxes	2,522	1,938	2,285
Income Tax Expense (Note 16)
Current	43	181	210
Deferred	568	285	365
Total Income Tax Expense/ (Recovery)	611	466	575
Net Income	1,911	1,472	1,710
Net Income Attributable to Non-Controlling Interests (Note 18)	125	118	129
Net Income Attributable to Controlling Interests	1,786	1,354	1,581
Preferred Share Dividends (Note 20)	74	55	55
Net Income Attributable to Common Shares	1,712	1,299	1,526
Net Income per Common Share (Note 19)
Basic and Diluted (in dollars per share)	2.42	1.84	2.17
Dividends Declared per Common Share (in dollars per share)	1.84	1.76	1.68
Weighted Average Number of Common Shares (millions)
Basic (in shares)	707	705	702
Diluted (in shares)	708	706	703